Receivables, Prepayments and Other Assets - Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 872,362	$ 767,257
Receivables neither past due nor impaired
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	830,098	754,308
Not later than one month [member]
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	40,927	12,706
31 to 60 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	528	198
61 to 90 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	22	0
90 to 120 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 787	$ 45